SCHEDULE OF SEGMENT DATA (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue from External Customer [Line Items]
Revenue from external customers	$ 1,371,122	$ 1,106,349
Intersegment revenue
Interest income	160	161
Interest expense	4,933	5,144
Depreciation and amortization	6,747	15,394
Gross profit	$ 1,118,423	$ 837,941
Segment profit margin percentage	81.00%	76.00%
Operating income (loss)	$ 3,108	$ (265,786)
Segment assets	2,646,464	1,489,903
Expenditures for segment assets	8,688	3,369
Education and Training [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	505,272	796,257
Intersegment revenue
Interest income	42	122
Interest expense	1,257	1,876
Depreciation and amortization	6,512	15,028
Gross profit	$ 485,216	$ 619,619
Segment profit margin percentage	35.00%	56.00%
Operating income (loss)	$ (144,964)	$ (9,594)
Segment assets	577,840	749,015
Expenditures for segment assets	8,688	3,369
Exhibition Planning Service [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	551,424	292,273
Intersegment revenue
Interest income	2	2
Interest expense	238	260
Depreciation and amortization
Gross profit	$ 320,908	$ 200,503
Segment profit margin percentage	23.00%	18.00%
Operating income (loss)	$ 214,695	$ 96,701
Segment assets	643,107	444,895
Expenditures for segment assets
Consulting Service [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	132,124	17,698
Intersegment revenue
Interest income	21	10
Interest expense	3,237	2,957
Depreciation and amortization	190	366
Gross profit	$ 131,096	$ 17,698
Segment profit margin percentage	10.00%	2.00%
Operating income (loss)	$ (195,594)	$ (343,756)
Segment assets	1,115,875	207,487
Expenditures for segment assets
Human Resources Outsourcing Service [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	182,302	121
Intersegment revenue
Interest income	95	27
Interest expense	201	51
Depreciation and amortization	45
Gross profit	$ 181,203	$ 121
Segment profit margin percentage	13.00%	0.00%
Operating income (loss)	$ 128,971	$ 9,137
Segment assets	309,642	88,506
Expenditures for segment assets